INVESTMENTS AT CONTRACT VALUE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 401(k) Plan
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Synthetic guaranteed investment contracts, at contract value	$ 615,938,000	$ 679,811,000